Fair Value (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale securities
Assets, Fair Value Disclosure, Recurring	$ 33,234,293	$ 34,385,939	$ 23,644,584
Assets, Fair Value Disclosure, Nonrecurring		414,000
Other real estate owned [Member]
Available for sale securities
Assets, Fair Value Disclosure, Nonrecurring	414,000	414,000	472,500
Impaired Loans [Member]
Available for sale securities
Assets, Fair Value Disclosure, Nonrecurring	3,699,867	3,318,577	3,233,283
Mutual Fund [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	495,216	492,243	492,243
SBA pools [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	2,798,485	2,263,834	2,263,834
US Treasury and Government [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	1,562,700	1,566,327	1,349,242
Collateralized Mortgage Backed Securities [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	28,377,892	30,063,535	22,295,342
Fair Value, Inputs, Level 1 [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	495,216	492,243	0
Assets, Fair Value Disclosure, Nonrecurring		0	0
Fair Value, Inputs, Level 1 [Member] | Other real estate owned [Member]
Available for sale securities
Assets, Fair Value Disclosure, Nonrecurring	0		0
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member]
Available for sale securities
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	495,216	492,243	492,243
Fair Value, Inputs, Level 1 [Member] | SBA pools [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 1 [Member] | US Treasury and Government [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 2 [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	32,739,077	33,893,696	23,644,584
Assets, Fair Value Disclosure, Nonrecurring		0	0
Fair Value, Inputs, Level 2 [Member] | Other real estate owned [Member]
Available for sale securities
Assets, Fair Value Disclosure, Nonrecurring	0		0
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member]
Available for sale securities
Assets, Fair Value Disclosure, Nonrecurring	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 2 [Member] | SBA pools [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	2,798,485	2,263,834	2,263,834
Fair Value, Inputs, Level 2 [Member] | US Treasury and Government [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	1,562,700	1,566,327	1,349,242
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	28,377,892	30,063,535	22,295,342
Fair Value, Inputs, Level 3 [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	0	0	0
Assets, Fair Value Disclosure, Nonrecurring		414,000
Fair Value, Inputs, Level 3 [Member] | Other real estate owned [Member]
Available for sale securities
Assets, Fair Value Disclosure, Nonrecurring	414,000		472,500
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Available for sale securities
Assets, Fair Value Disclosure, Nonrecurring	3,699,867	3,318,577	3,233,283
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 3 [Member] | SBA pools [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 3 [Member] | US Treasury and Government [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	0	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Available for sale securities
Assets, Fair Value Disclosure, Recurring	$ 0	$ 0	$ 0